Share Capital and Reserves - Summary of Warrants Outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	38,654,654	45,885,172	15,795,422
Exercise price	$ 0.242
Warrants grant date Eighteen January 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	2,981,476
Exercise price	$ 0.080
Expiry	January 18, 2018
Warrants grant date Eight October 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	4,101,680
Exercise price	$ 0.310
Expiry	October 8, 2020
Warrants grant date Twenty Three October 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	1,478,245
Exercise price	$ 0.310
Expiry	October 23, 2020
Warrants grant date twenty eight October 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	9,548
Exercise price	$ 0.310
Expiry	October 28, 2020
Warrants grant date thirteen May 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	8,510,812
Exercise price	$ 0.245
Expiry	May 13, 2021
Warrants grant date twenty seven May 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	21,572,893
Exercise price	$ 0.245
Expiry	May 27, 2021